Accounts payable and accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade accounts payable	$ 4,213	$ 4,007
Employee-related accruals	3,249	2,310
Other accrued liabilities	1,941	1,384
Total	$ 9,403	$ 7,701